Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 32	£ 63
Gross derivative liabilities	(34)	(52)
Net derivative assets/ liabilities	(2)	11
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	17	35
Gross derivative liabilities	(12)	(10)
Net derivative assets/ liabilities	5	25
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	15	28
Gross derivative liabilities	(22)	(42)
Net derivative assets/ liabilities	£ (7)	£ (14)